SCHEDULE OF NET SALES DISAGGREGATED BY SIGNIFICANT PRODUCTS AND SERVICES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total		$ 68,330	$ 42,538
Vehicle Sales [Member]
Disaggregation of Revenue [Line Items]
Total	[1]	58,169	28,986
Others [Member]
Disaggregation of Revenue [Line Items]
Total		$ 10,161	$ 13,552

[1]	Revenue from Sales of Vehicle represents sale of Electric Bikes to Authorized dealers in and around India.